UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant:  Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 28, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Massachusetts (99.1%)
Boston MA GO	5.000%	2/1/24	2,345	2,779
Boston MA GO	5.000%	3/1/24	5,745	6,934
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,153
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,778
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,871
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,250
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,111
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	850
Braintree MA GO	5.000%	5/15/27	4,000	4,573
Cambridge MA GO	5.000%	1/1/23	850	1,008
Holyoke MA GO	5.000%	9/1/30	1,690	1,877
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/22	5,500	6,645
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,717
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,061
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	5,000	5,392
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	1,920	1,992
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	87
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,295
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,585
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,836
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,479
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,606
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	3,020	3,808
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,482
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	516
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	4,025	4,788
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.240%	3/7/14	2,891	2,891
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,284

Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/28	3,000	3,363
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,672
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,732
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,232
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,273
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,662
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,386
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,750
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,196
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,840
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	6,360	6,929
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,385
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,521
Massachusetts College Building Authority
Revenue	4.500%	5/1/48	3,000	3,059
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,104
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	5,973
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,499
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,131
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.020%	3/7/14	7,000	7,000
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.030%	3/7/14	3,600	3,600
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,174
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,353
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,109
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,393
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,503
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,225
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,319

Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,574
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,493
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,300
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	599
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,124
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	6,000	6,156
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,681
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,096
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,752
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,729
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	7,400	7,711
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	6,417
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.610%	3/30/17	5,000	4,990
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,255
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	632
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	579
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,395
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	2,050	2,217
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,855
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,485	6,511
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,166
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	6,853
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	7,195	7,976
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital)	5.250%	7/1/34	2,000	2,008
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,021
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	2,800	2,819
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	5,000	4,931

Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	206
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	351
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	292
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,571
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	4,260	4,268
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,975	6,212
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,612
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,541
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,893
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,029
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,695
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,334
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,225
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,647
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,140
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,247
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	8,000	8,431
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,298
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.580%	1/30/18	8,000	8,000
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,715
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,112
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	3,705	3,834
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,593
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,089
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,709

Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/37	2,700	2,800
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,065
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,018
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	2,964
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,291
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,817
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	4,750	4,930
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,152
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,139
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,388
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	4,000	4,342
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,739
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,335
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,478
2 Massachusetts GO	0.150%	2/1/16	5,000	4,992
2 Massachusetts GO	0.390%	2/1/17	10,000	10,036
Massachusetts GO	5.000%	10/1/17	4,000	4,624
Massachusetts GO	5.500%	11/1/17	3,000	3,531
2 Massachusetts GO	0.460%	1/1/18	3,000	3,023
Massachusetts GO	5.500%	8/1/19	5,000	6,129
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,230
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,461
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,840
Massachusetts GO	5.000%	8/1/20	4,185	4,844
Massachusetts GO	5.000%	8/1/21	5,000	6,022
Massachusetts GO	5.000%	8/1/22	4,500	5,163
Massachusetts GO	5.250%	8/1/22	5,260	6,442
Massachusetts GO	5.250%	8/1/22	5,000	6,123
Massachusetts GO	5.250%	8/1/23	1,000	1,232
Massachusetts GO	5.000%	6/1/24	3,490	4,089
Massachusetts GO	5.250%	8/1/24 (4)	1,500	1,712
Massachusetts GO	5.250%	9/1/24 (4)	7,800	9,628
Massachusetts GO	5.000%	8/1/26	6,500	7,646
Massachusetts GO	5.000%	8/1/28	4,535	5,076
Massachusetts GO	5.500%	8/1/30 (2)	9,000	11,350
Massachusetts GO	4.000%	8/1/32	5,000	5,064
Massachusetts GO	5.000%	8/1/33	3,000	3,302
Massachusetts GO	5.000%	8/1/36	10,000	10,884
Massachusetts GO	5.000%	8/1/40	10,000	10,763
Massachusetts GO	4.000%	6/1/42	8,000	7,724
Massachusetts GO	4.000%	6/1/43	8,000	7,703
Massachusetts GO	4.500%	8/1/43	3,705	3,754

1 Massachusetts GO TOB VRDO	0.030%	3/3/14	200	200
Massachusetts GO VRDO	0.030%	3/3/14	1,900	1,900
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,941
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,061
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,068
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,015	3,112
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,582
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,443
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,149
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,835
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,439
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	9,945	11,246
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.040%	3/3/14	14,975	14,975
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,845
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,306
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	6,650	6,897
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,565
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/23	6,000	7,332
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/25	3,605	4,520
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,282
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.020%	3/7/14	4,400	4,400
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.030%	3/3/14	3,200	3,200
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,530
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,910
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,067
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,202

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,511
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.040%	3/7/14	600	600
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.020%	3/7/14	5,000	5,000
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/15 (Prere.)	1,025	1,152
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	1,475	1,632
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,126
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	6,000	6,388
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.030%	3/3/14 LOC	3,600	3,600
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,698
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,271
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	3/3/14	4,600	4,600
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	3/3/14	4,600	4,600
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	3/3/14	700	700
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	412
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,840	1,913
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	5,915	6,017
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,955	2,031
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	4,000	4,333
4 Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,500	3,812
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,450
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	10,872
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,416
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,220
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,986
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,070
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,702
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	690
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,702
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	6,019

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,653
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,578
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,335
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	11,389
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,041
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	2,200	2,327
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	13,378
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	2,860	3,070
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	15,462
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,462
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,074
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,256
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,268
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,922
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,001
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,410
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,654
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,436
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	4,112
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	578
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,428
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,843
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,230
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,850
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,525
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,181
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,706

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,127
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,546
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,700	1,818
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,086
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	2,995	3,201
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	4,450	4,784
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	5,990	6,406
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,078
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	10,984
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,076
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	9,500	10,330
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	355	357
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,397
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,101
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,888
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,881
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,112
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,118
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,171
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,733
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,275
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,025,957
Guam (0.4%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	4,500	4,602

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,000	1,029

Total Tax-Exempt Municipal Bonds (Cost $999,129)				1,031,588

Total Investments (99.6%) (Cost $999,129)	1,031,588
Other Assets and Liabilities-Net (0.4%)	3,778
Net Assets (100%)	1,035,366

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $18,666,000, representing 1.8% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $336,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2014.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,031,588	—
Futures Contracts—Assets[1]	14	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	13	1,031,588	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(63)	(7,845)	(13)
5-Year U.S. Treasury Note	June 2014	46	5,514	(1)
Ultra Long U.S. Treasury Bond	June 2014	(11)	(1,580)	—
				(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2014, the cost of investment securities for tax purposes was $999,600,000. Net unrealized appreciation of investment securities for tax purposes was $31,988,000, consisting of unrealized gains of $39,675,000 on securities that had risen in value since their purchase and $7,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.